Commitments and Contingencies - Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases [Abstract]
2020	¥ 4,995	$ 717
2021	557	80
2022	579	83
2023	198	28
2024 and thereafter
Total	¥ 6,329	$ 908